Related Party Transactions (Details Narrative) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Due to Related Parties		$ 4,000	$ 4,000
Officers And Directors [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Due from related parties	$ 1,000	$ 42,000